NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
The Company's Non-controlling interests included in the Consolidated balance sheet are as follows:

at December 31	2015	2014
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	1,590	1,479
Non-controlling interest in PNGTS	127	104
	1,717	1,583

The Company's Non-controlling interests included in the Consolidated statement of income are as follows:

year ended December 31	2015	2014	2013
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	(13)	136	93
Non-controlling interest in PNGTS	19	15	12
	6	151	105

During 2015, the Non-controlling interest in TC PipeLines, LP increased from 71.7 per cent to 72.0 per cent due to periodic issuances of common units in TC PipeLines, LP to non-controlling interests. In 2014, the Non-controlling interest in TC PipeLines, LP ranged between 71.1 per cent and 71.7 per cent and, in 2013, between 66.7 per cent and 71.1 per cent.
At December 31, 2015, TC PipeLines, LP recorded an impairment charge of US$199 million related to its equity investment in Great Lakes. The Non-controlling interest's share of this charge was US$143 million and is included in the $13 million Non-controlling interest in TC PipeLines, LP in the Consolidated statement of income.
The Non-controlling interest in PNGTS as at December 31, 2015 represented the 38.3 per cent interest held by third parties (2014 and 2013 – 38.3 per cent).
In 2015, TCPL received fees of $4 million from TC PipeLines, LP (2014 and 2013 – $3 million) and $11 million from PNGTS (2014 – $8 million; 2013 – $7 million) for services provided.